Statements of Operations (USD $)	3 Months Ended		6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Income Statement [Abstract]
Cost of goods sold		$ 2,317	$ 1,445	$ 5,388	$ 95,629
Revenue		2,350	6,065	6,948	85,903
Gross profit		33	4,620	1,560	(9,726)
Operating expenses
Consulting services	71,000	25,550	71,000	55,738	4,378,460
Depreciation	2,893	2,950	5,844	5,901	25,529
General and administrative	2,525	14,676	7,954	29,734	150,471
Professional fees	25,019	34,129	27,519	143,013	464,052
Promotional and marketing		2,215	45	33,275	148,296
Research and development		5,608		5,628	30,850
Rent expense	3,042	15,792	4,654	40,249	149,636
Salaries and wages	12,000	95,389	32,487	233,792	752,825
Officer compensation - stock based	2,729,167		2,729,167		2,729,167
Travel and entertainment	3,445	5,633	3,594	38,517	232,731
Impairment					81,480
Total operating expenses	2,849,091	201,942	2,882,264	585,847	9,143,497
Net loss from operations	(2,849,091)	(201,909)	(2,877,644)	(584,287)	(9,153,223)
Other income (expense)
Amortization of debt discounts	(51,852)	(6,672)	(175,046)	(6,672)	(422,033)
Financing costs	(306,518)	(215,222)	(309,768)	(215,222)	(1,024,875)
Interest expense	(11,275)	(25,605)	(21,632)	(37,184)	(103,419)
Interest expense - related party			(210)		(2,159)
Other income				1,896	1,896
Gain (loss) on derivatives	(34,846)	70,647	(83,685)	70,647	(127,638)
Gain (loss) on debt settlement					56,595
Total other income (expense)	(404,491)	(176,852)	(590,341)	(186,535)	(1,621,633)
Net loss	$ (3,253,582)	$ (378,761)		$ (770,822)	$ (10,774,865)
Basic and fully diluted loss per common share	$ (0.10)	$ (3.70)	$ (0.21)	$ (8.30)
Basic and fully diluted - weighted average common shares outstanding	32,093,709	102,502	16,247,474	92,918